Accounts Payable and Other Liabilities - Components of Accounts Payable and Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Development costs payable	$ 146,042	$ 167,106
Trade payables and other accruals	80,059	74,336
Accrued and deferred compensation	35,485	27,803
Due to related party	33,347	25,563
Consolidated land option contracts	29,802	30,010
Customer deposits	26,658	22,790
Share-based compensation	23,312	11,969
Interest on notes payable	17,340	1,841
Warranty costs	13,134	14,179	11,161
Swap contracts	6,497	13,779
Current income taxes payable	6,720	26,120
Loans from other interests in consolidated subsidiaries	14	11,524
Total	$ 418,410	$ 427,020